Employee Benefit Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Aggregate reduction in other comprehensive income (loss) before income tax	$ (760,000,000)	$ 165,000,000	$ (173,000,000)
Employee Benefit Plans (Textuals) [Abstract]
Percentage of benefits calculated with the traditional formula	90.00%
Amortization of net actuarial gains or losses threshold percentage	10.00%
Components of net periodic benefit costs amortized from accumulated other comprehensive income (loss), net of income tax	(494,000,000)	96,000,000	(102,000,000)
Subsidies	3,000,000	8,000,000	12,000,000
Total revenue from annuity and life insurance contracts recognized	47,000,000	46,000,000	45,000,000
Total investment income (loss)	885,000,000	767,000,000	725,000,000
Savings and investment plans contribution	95,000,000	86,000,000	93,000,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	106,000,000
Aggregate projected benefit obligations	8,327,000,000	7,043,000,000	6,562,000,000
Aggregate reduction in other comprehensive income (loss) before income tax	394,000,000	(166,000,000)	63,000,000
Funded status at end of year	(1,219,000,000)	(733,000,000)
Fair value of plan assets	7,108,000,000	6,310,000,000	5,684,000,000
Accumulated benefit obligation	7,800,000,000	6,700,000,000
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	178,000,000
Estimated prior service cost amortized into net periodic benefit cost over the next year	6,000,000
Weighted average expected return on plan assets	7.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Qualified Plan Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Required contributions	0
Expected future discretionary contributions	205,000,000
United States Pension Plans of US Entity, Defined Benefit [Member] | Non-Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	997,000,000	821,000,000
Expected future discretionary contributions	88,000,000
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	3,000,000	6,000,000
Aggregate projected benefit obligations	773,000,000	676,000,000	87,000,000
Aggregate reduction in other comprehensive income (loss) before income tax	34,000,000	(14,000,000)	0
Funded status at end of year	(588,000,000)	(498,000,000)
Fair value of plan assets	185,000,000	178,000,000	86,000,000
Accumulated benefit obligation	658,000,000	610,000,000
Weighted average expected return on plan assets	2.05%
Foreign Pension Plans, Defined Benefit [Member] | American Life Insurance Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		595,000,000
Fair value of plan assets		97,000,000
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	0
Aggregate projected benefit obligations	2,093,000,000	1,808,000,000	1,801,000,000
Aggregate reduction in other comprehensive income (loss) before income tax	327,000,000	13,000,000	110,000,000
Funded status at end of year	(853,000,000)	(623,000,000)
Fair value of plan assets	1,240,000,000	1,185,000,000	1,106,000,000
Expected future discretionary contributions	75,000,000
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	54,000,000
Estimated prior service cost amortized into net periodic benefit cost over the next year	(104,000,000)
Weighted average expected return on plan assets	6.22%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	0
Aggregate projected benefit obligations	39,000,000	37,000,000	46,000,000
Aggregate reduction in other comprehensive income (loss) before income tax	5,000,000	2,000,000	0
Funded status at end of year	(26,000,000)	(22,000,000)
Fair value of plan assets	$ 13,000,000	$ 15,000,000	$ 15,000,000
Weighted average expected return on plan assets	6.54%